Digital Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Beginning Balance	$ 0	$ 0
Purchase Of Crypto Currencies	10,000	0
Realized Gain / (loss)	0	0
Impairment	(3,893)	0
Ending Balance	$ 6,107	$ 0